Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term Municipal Fund))	0 Months Ended
Jan. 27, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years	2.48%
Class A
Average Annual Return:
1 Year	4.72%
5 Years	2.51%
10 Years	4.79%
Inception Date	Nov. 11, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.72%
5 Years	2.51%
10 Years	4.79%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.83%
5 Years	2.81%
10 Years	4.80%
Class B
Average Annual Return:
1 Year	3.54%
5 Years	2.22%
10 Years	4.69%
Inception Date	Sep. 11, 1995
Class C
Average Annual Return:
1 Year	6.66%
5 Years	2.47%
10 Years	4.37%
Inception Date	Dec. 01, 1993